CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) (Parenthetical)	Dec. 31, 2021
Recapitalization exchange ratio	3.1057
Class B Common Stock
Recapitalization exchange ratio	3.1057